Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
REVENUES	$ 3,195,822	$ 3,741,639	$ 11,655,027	$ 12,335,250	$ 18,775,955	$ 11,933,433
COST OF REVENUE	2,816,231	3,456,863	9,645,159	12,072,877	19,083,834	11,468,010
Gross profit (loss)	379,591	284,776	2,009,868	262,373	(307,879)	465,423
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	462,544	770,984	1,985,219	3,366,180	4,833,515	4,614,846
Total operating profit (loss)	(82,953)	(486,208)	24,649	(3,103,807)	(5,141,394)	(4,149,423)
OTHER INCOME (EXPENSE)
Interest income			97	1,793	2,036
Interest expense	(156,274)	(10,493)	(498,107)	(10,493)	(18,293)	(22,334)
Non-operational income (expense)	597,341	389,477	(10,158)	1,262,033	2,031,579	(3,354,064)
Total other income (expense)	441,067	378,984	(508,168)	1,253,333	2,015,322	(3,376,398)
NET INCOME / (LOSS) FROM CONTINUING OPERATIONS	358,114	(107,224)	(483,519)	(1,850,474)	(3,126,072)	(7,525,821)
NET LOSS FROM DISCONTINUED OPERATIONS		(391,199)		(1,223,545)
NET LOSS	$ 358,114	$ (498,423)	$ (483,519)	$ (3,074,019)	$ (3,126,072)	$ (7,525,821)
BASIC AND DILUTED LOSS PER COMMON SHARE:
Continuing operations	$ 0.02	$ (0.01)	$ (0.04)	$ (0.18)
Discontinued operations		(0.04)		(0.13)
NET LOSS PER SHARE:	$ 0.02	$ (0.05)	$ (0.04)	$ (0.31)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING, BASIC AND DILUTED	17,707,136	11,064,664	13,428,930	10,024,972
BASIC LOSS PER COMMON SHARE					$ (0.30)	$ (1.30)
DILUTED LOSS PER COMMON SHARE					$ (0.30)	$ (1.30)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING, BASIC					10,276,046	5,807,166
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING, DILUTED					10,276,046	5,807,166